Income Tax	6 Months Ended
Jun. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,188	1,588	3,215	3,294
In respect of current period U.S.	(1)	—	(1)	—

	1,187	1,588	3,214	3,294
Deferred tax:
In respect of current period U.S.	7	(3)	12	(7)
In respect of prior period U.S.	—	—	—	—

Income tax credit	1,194	1,585	3,226	3,287

The income tax credit primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its trading losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	June 30, 2022	December 31, 2021
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	10,400	7,185
U.S. tax	3	3

	10,403	7,188

Deferred tax asset
U.S. deferred tax asset	80	60